DERIVATIVES AND OTHER FAIR VALUE INSTRUMENTS (Narrative) (Details) $ in Thousands, lb in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Jan. 31, 2026 lb $ / Pound	Jan. 27, 2025 USD ($)	Dec. 19, 2022 USD ($) lb	Dec. 31, 2025 CAD ($) lb	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)
Copper collar contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Pounds of copper				27
Copper collar contracts [Member] | Subsequent Events [Member]
Disclosure of detailed information about financial instruments [line items]
Pounds of copper	24
Floor price per pound for 8 million pounds per month | $ / Pound	4.75
Quantity of copper per month for floor price in pounds	8
Ceiling price per pound for 4 million pounds per month | $ / Pound	7.5
Quantity of copper per month to calculate ceiling price in pounds	4
Ceiling price per pound for remaining 4 million pounds per month | $ / Pound	8.5
Remaining quantity of copper per month to calculate ceiling price in pounds	4
Florence Copper project [Member] | Mitsui & Co. (U.S.A.) Inc. [Member]
Disclosure of detailed information about financial instruments [line items]
Conditional initial investment | $			$ 50,000
Conditional investment installments | $		$ 10,000	$ 10,000		$ 40,000
Percentage of copper produced			2.67%
Percentage of delivery price equal to the market price of copper delivered			25.00%
Additional equity investment acquired | $			$ 50,000
Percentage of equity interests acquired			10.00%
Percentage of right to buy-back of Copper Stream			100.00%
Percentage of internal rate of return on stream deposits advanced			10.00%
Threshold amount of copper to be deliver for termination of Copper Stream			40
Percentage of copper cathode produced			81.00%
Description of offtake contract			Mitsui's offtake entitlement would also reduce to 30% if the Equity Conversion Option is not exercised, until such time as the Copper Stream deposit is reduced to nil.
Fair value of Florence Copper Stream | $				$ 98,245		$ 67,813